Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 86.7%
Advertising — 0.2%
Entravision Communications Corp., Class A	58,717	$376,376
Aerospace & Defense — 0.7%
AAR Corp.*	15,516	751,440
Ducommun, Inc.*	9,991	523,428
		1,274,868
Airlines — 0.3%
Allegiant Travel Co.*	2,876	467,034
Apparel — 0.6%
Capri Holdings Ltd.*	17,496	899,119
Deckers Outdoor Corp.*	906	248,036
		1,147,155
Auto Parts & Equipment — 0.6%
Adient PLC*	23,698	966,168
The Goodyear Tire & Rubber Co.*	11,832	169,079
		1,135,247
Banks — 15.7%
Alerus Financial Corp.	5,734	158,488
Amalgamated Financial Corp.	11,329	203,582
Ameris Bancorp	21,473	942,235
Associated Banc-Corp.	35,950	818,222
Atlantic Union Bankshares Corp.	31,037	1,138,747
Banner Corp.	23,396	1,369,368
Cadence Bank	41,611	1,217,538
Columbia Banking System, Inc.	21,150	682,510
Community Bank System, Inc.	13,135	921,420
ConnectOne Bancorp, Inc.	31,911	1,021,471
CVB Financial Corp.	63,170	1,466,176
Eastern Bankshares, Inc.	57,189	1,231,851
FB Financial Corp.	21,349	948,323
First Financial Bankshares, Inc.	16,261	717,435
First Merchants Corp.	29,626	1,232,442
German American Bancorp, Inc.	14,694	558,225
Glacier Bancorp, Inc.	17,768	893,375
Hancock Whitney Corp.	33,452	1,744,522
Heritage Financial Corp.	22,632	567,158
Home BancShares, Inc.	44,363	1,002,604
Independent Bank Corp.	15,392	1,257,372
Lakeland Financial Corp.	16,574	1,209,902
PacWest Bancorp	25,006	1,078,509
Pinnacle Financial Partners, Inc.	6,975	642,258
Renasant Corp.	28,687	959,580
SouthState Corp.	13,268	1,082,536
The First of Long Island Corp.	6,263	121,878
Towne Bank	25,153	753,081
TriCo Bancshares	20,957	838,909
United Community Banks, Inc.	36,907	1,284,364
Walker & Dunlop, Inc.	9,455	1,223,666
		29,287,747
Beverages — 0.7%
Primo Water Corp.	92,650	1,320,262
	Number of Shares	Value†

Biotechnology — 0.9%
Allogene Therapeutics, Inc.*	14,459	$131,721
Bluebird Bio, Inc.*	14,935	72,435
Blueprint Medicines Corp.*	2,602	166,216
Mersana Therapeutics, Inc.*	20,767	82,860
Myriad Genetics, Inc.*	23,585	594,342
REVOLUTION Medicines, Inc.*	12,430	317,089
Turning Point Therapeutics, Inc.*	8,988	241,328
		1,605,991
Building Materials — 0.6%
Griffon Corp.	11,770	235,753
Summit Materials, Inc., Class A*	27,623	857,970
		1,093,723
Chemicals — 0.7%
H.B. Fuller Co.	13,315	879,722
Tronox Holdings PLC, Class A	22,130	437,953
		1,317,675
Coal — 0.1%
Warrior Met Coal, Inc.	7,197	267,081
Commercial Services — 4.9%
ABM Industries, Inc.	4,636	213,441
AMN Healthcare Services, Inc.*	3,408	355,557
ASGN, Inc.*	12,257	1,430,515
Avis Budget Group, Inc.*	4,319	1,137,193
CBIZ, Inc.*	23,930	1,004,342
Deluxe Corp.	30,472	921,473
First Advantage Corp.*	43,697	882,242
ICF International, Inc.	12,023	1,131,845
John Wiley & Sons, Inc., Class A	23,340	1,237,720
LiveRamp Holdings, Inc.*	20,084	750,941
		9,065,269
Computers — 1.5%
Insight Enterprises, Inc.*	4,773	512,239
KBR, Inc.	42,477	2,324,766
		2,837,005
Distribution & Wholesale — 3.0%
Avient Corp.	51,900	2,491,200
Resideo Technologies, Inc.*	51,396	1,224,767
WESCO International, Inc.*	14,885	1,937,134
		5,653,101
Diversified Financial Services — 1.0%
Houlihan Lokey, Inc.	3,698	324,684
LendingClub Corp.*	22,133	349,259
Oportun Financial Corp.*	8,621	123,798
PJT Partners, Inc., Class A	6,816	430,226
Stifel Financial Corp.	8,600	583,940
		1,811,907
Electric — 2.5%
ALLETE, Inc.	23,649	1,584,010
IDACORP, Inc.	14,747	1,701,214

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electric — (continued)
MGE Energy, Inc.	17,566	$1,401,591
		4,686,815
Electronics — 1.7%
Brady Corp., Class A	5,624	260,223
CTS Corp.	18,560	655,910
FARO Technologies, Inc.*	11,614	602,999
Knowles Corp.*	39,300	846,129
TTM Technologies, Inc.*	55,412	821,206
		3,186,467
Energy-Alternate Sources — 0.9%
Array Technologies, Inc.*	11,954	134,721
NextEra Energy Partners LP	13,236	1,103,353
Renewable Energy Group, Inc.*	6,132	371,906
		1,609,980
Engineering & Construction — 1.2%
Arcosa, Inc.	15,688	898,138
Dycom Industries, Inc.*	10,070	959,268
MasTec, Inc.*	5,386	469,121
		2,326,527
Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Class A*	21,515	530,130
SeaWorld Entertainment, Inc.*	16,469	1,225,952
		1,756,082
Food — 2.1%
Hostess Brands, Inc.*	48,943	1,073,810
Nomad Foods Ltd.*	29,330	662,271
Performance Food Group Co.*	2,192	111,595
The Simply Good Foods Co.*	27,141	1,030,001
United Natural Foods, Inc.*	12,601	521,051
Utz Brands, Inc.	29,959	442,794
		3,841,522
Food Service — 0.1%
Sovos Brands, Inc.*	14,930	211,707
Gas — 1.5%
Chesapeake Utilities Corp.	7,397	1,019,011
ONE Gas, Inc.	21,217	1,872,188
		2,891,199
Hand & Machine Tools — 0.5%
Kennametal, Inc.	30,958	885,708
Healthcare Products — 2.7%
Avanos Medical, Inc.*	29,578	990,863
CONMED Corp.	9,420	1,399,341
LivaNova PLC*	12,689	1,038,341
Merit Medical Systems, Inc.*	7,519	500,164
NuVasive, Inc.*	17,039	966,111
Pacific Biosciences of California, Inc.*	18,288	166,421
		5,061,241
	Number of Shares	Value†

Healthcare Services — 1.9%
Acadia Healthcare Co., Inc.*	18,939	$1,241,073
Invitae Corp.*	13,660	108,870
Tenet Healthcare Corp.*	25,451	2,187,768
		3,537,711
Home Builders — 1.1%
Century Communities, Inc.	13,148	704,338
Installed Building Products, Inc.	5,938	501,702
Meritage Homes Corp.*	10,001	792,379
		1,998,419
Insurance — 3.8%
AMERISAFE, Inc.	7,987	396,714
BRP Group, Inc., Class A*	8,866	237,875
CNO Financial Group, Inc.	54,158	1,358,824
Enstar Group Ltd.*	4,212	1,099,964
MGIC Investment Corp.	83,905	1,136,913
NMI Holdings, Inc., Class A*	31,090	641,076
Primerica, Inc.	2,472	338,219
RLI Corp.	4,994	552,486
Selective Insurance Group, Inc.	15,992	1,429,045
		7,191,116
Iron & Steel — 1.0%
Allegheny Technologies, Inc.*	25,880	694,619
Commercial Metals Co.	30,347	1,263,042
		1,957,661
Leisure Time — 0.5%
Callaway Golf Co.*	39,651	928,626
Lodging — 0.7%
Boyd Gaming Corp.	3,804	250,227
Travel + Leisure Co.	18,040	1,045,238
		1,295,465
Machinery — Construction & Mining — 0.7%
Astec Industries, Inc.	16,658	716,294
Terex Corp.	14,510	517,427
		1,233,721
Machinery — Diversified — 3.0%
Cactus, Inc., Class A	10,947	621,133
Chart Industries, Inc.*	9,478	1,628,036
Colfax Corp.*	26,414	1,051,013
Columbus McKinnon Corp.	23,638	1,002,251
Zurn Water Solutions Corp.	36,495	1,291,923
		5,594,356
Media — 1.6%
Gray Television, Inc.	38,553	850,865
iHeartMedia, Inc., Class A*	29,454	557,564
Nexstar Media Group, Inc., Class A	5,378	1,013,646
TEGNA, Inc.	26,546	594,630
		3,016,705
Mining — 0.9%
Coeur Mining, Inc.*	29,247	130,149
Constellium S.E.*	50,267	904,806

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Mining — (continued)
Hecla Mining Co.	108,746	$714,461
		1,749,416
Miscellaneous Manufacturing — 1.8%
EnPro Industries, Inc.	9,729	950,815
ESCO Technologies, Inc.	9,631	673,399
Federal Signal Corp.	34,743	1,172,576
Hillenbrand, Inc.	11,774	520,058
		3,316,848
Oil & Gas — 7.7%
Antero Resources Corp.*	72,495	2,213,272
Brigham Minerals, Inc., Class A	35,127	897,495
Centennial Resource Development, Inc., Class A*	117,965	951,978
Chesapeake Energy Corp.	14,317	1,245,579
Helmerich & Payne, Inc.	16,288	696,801
HF Sinclair Corp.*	14,665	584,400
Magnolia Oil & Gas Corp., Class A	29,314	693,276
Murphy Oil Corp.	4,057	163,862
Oasis Petroleum, Inc.	4,770	697,851
Ovintiv, Inc.	46,779	2,529,341
PDC Energy, Inc.	12,907	938,081
SM Energy Co.	42,393	1,651,207
Viper Energy Partners LP	35,667	1,054,673
		14,317,816
Oil & Gas Services — 1.2%
ChampionX Corp.*	51,794	1,267,917
Liberty Oilfield Services, Inc., Class A*	28,013	415,153
NexTier Oilfield Solutions, Inc.*	59,767	552,247
		2,235,317
Pharmaceuticals — 1.9%
Agios Pharmaceuticals, Inc.*	14,783	430,333
Alkermes PLC*	19,482	512,571
BellRing Brands, Inc.*	4,994	115,262
Cytokinetics, Inc.*	5,850	215,338
Ironwood Pharmaceuticals, Inc.*	38,303	481,852
Option Care Health, Inc.*	27,677	790,455
Owens & Minor, Inc.	24,141	1,062,687
		3,608,498
Pipelines — 0.2%
DT Midstream, Inc.	7,462	404,888
Private Equity — 0.2%
P10, Inc., Class A*	29,038	351,941
Real Estate — 0.8%
Kennedy-Wilson Holdings, Inc.	57,356	1,398,913
Retail — 3.2%
Abercrombie & Fitch Co., Class A*	4,668	149,329
Academy Sports & Outdoors, Inc.	17,557	691,746
Beacon Roofing Supply, Inc.*	16,393	971,777
Bed Bath & Beyond, Inc.*	5,344	120,400
BJ's Wholesale Club Holdings, Inc.*	16,011	1,082,504
	Number of Shares	Value†

Retail — (continued)
Citi Trends, Inc.*	527	$16,139
Dillard's, Inc., Class A	387	103,867
FirstCash Holdings, Inc.	2,636	185,416
Group 1 Automotive, Inc.	5,805	974,253
Macy's, Inc.	60,377	1,470,784
Signet Jewelers Ltd.	4,194	304,904
		6,071,119
Savings & Loans — 2.3%
Berkshire Hills Bancorp, Inc.	10,715	310,413
Brookline Bancorp, Inc.	52,613	832,338
OceanFirst Financial Corp.	40,532	814,693
Pacific Premier Bancorp, Inc.	27,431	969,686
Washington Federal, Inc.	44,473	1,459,604
		4,386,734
Semiconductors — 2.1%
Cohu, Inc.*	27,483	813,497
MACOM Technology Solutions Holdings, Inc.*	19,644	1,176,086
Onto Innovation, Inc.*	15,612	1,356,527
Semtech Corp.*	8,924	618,790
		3,964,900
Software — 0.8%
Allscripts Healthcare Solutions, Inc.*	44,317	998,019
Bottomline Technologies, Inc.*	6,413	363,489
Cerence, Inc.*	5,425	195,842
		1,557,350
Telecommunications — 2.3%
InterDigital, Inc.	8,020	511,676
Iridium Communications, Inc.*	19,303	778,297
Maxar Technologies, Inc.	20,339	802,577
Telephone and Data Systems, Inc.	48,698	919,418
Viavi Solutions, Inc.*	79,344	1,275,852
		4,287,820
Transportation — 1.0%
ArcBest Corp.	11,103	893,792
Atlas Air Worldwide Holdings, Inc.*	2,805	242,268
Saia, Inc.*	3,359	818,991
		1,955,051
Water — 0.4%
SJW Group	10,464	728,085
TOTAL COMMON STOCKS (Cost $139,386,763)		162,206,165

REAL ESTATE INVESTMENT TRUSTS — 12.5%
Diversified — 0.7%
DigitalBridge Group, Inc.*	191,657	1,379,930
Healthcare — 1.8%
Healthcare Realty Trust, Inc.	67,211	1,846,959
Sabra Health Care REIT, Inc.	100,734	1,499,929
		3,346,888

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Hotels & Resorts — 3.0%
Pebblebrook Hotel Trust	75,160	$1,839,917
RLJ Lodging Trust	131,999	1,858,546
Ryman Hospitality Properties, Inc.*	20,286	1,881,932
		5,580,395
Industrial — 1.1%
STAG lndustrial, Inc.	49,003	2,026,274
Mortgage Banks — 1.8%
KKR Real Estate Finance Trust, Inc.	45,814	944,227
PennyMac Mortgage Investment Trust	83,897	1,417,020
TPG RE Finance Trust, Inc.	23,024	271,913
Two Harbors Investment Corp.	132,054	730,259
		3,363,419
Office Property — 1.5%
Highwoods Properties, Inc.	24,328	1,112,763
Hudson Pacific Properties, Inc.	59,983	1,664,528
		2,777,291
Storage & Warehousing — 1.2%
Terreno Realty Corp.	30,297	2,243,493
Strip Centers — 1.4%
Acadia Realty Trust	55,095	1,193,908
SITE Centers Corp.	87,494	1,462,025
		2,655,933
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $22,550,515)		23,373,623

SHORT-TERM INVESTMENTS — 1.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.230%) (Cost $3,588,234)	3,588,234	3,588,234
TOTAL INVESTMENTS — 101.1% (Cost $165,525,512)		$189,168,022
Other Assets & Liabilities — (1.1)%		(2,146,357)
TOTAL NET ASSETS — 100.0%		$187,021,665

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
LP— Limited Partnership.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.E.— Societas Europaea.
4